FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 15:-	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company measures its written put option (see Note 1A) at fair value. In accordance with ASC 820-10, foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The written put option is classified within Level 3 because it is valued using a B&S model which utilizes significant inputs that are unobservable in the market such as expected stock price volatility, risk-free interest rate and the dividend yield, and remaining period of time the options will be outstanding before they expire.

The Company’s outstanding loans as of December 31, 2015 were received during 2014 and 2015, and are presented at book value.

In addition to the above, the Company's financial instruments at December 31, 2015 and 2014, consisted of cash and cash equivalents, bank deposits, trade and other accounts receivable, other current assets, short-term credit provided by financial institutions, and trade and other payables. The carrying amounts of all the aforementioned financial instruments, at face value or cost plus accrued interest, approximate fair value due to the short maturity of these instruments.

The changes in the Company's liabilities measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2015 and 2014, were changes in the fair value of the net written put option charged to financial expense in the Consolidated Statement of Comprehensive Income, of nil and $ 93, respectively, and translation adjustments included in financial income in the Consolidated Statement of Comprehensive Income of $ (59) and $ 60, respectively.

These Consolidated Financial Statements do not include any nonrecurring fair value measurements relating to assets and liabilities for which the Company has adopted the provisions of ASC Topic 820.